REVENUE INFORMATION (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Gross amount of revenue	$ 28,886	¥ 210,849	¥ 204,649	¥ 226,300
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)	$ 78,578	573,566	571,024	593,634
Contract liabilities		80,856	92,339	96,082
Covering Communications Platform As Service [Member]
Disaggregation of Revenue [Line Items]
Gross amount of revenue		50,000	69,000	89,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)		¥ 15,000	¥ 16,000	¥ 14,000